Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

Note 15 — Leases

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

The Company has entered into seven non-cancellable operating lease agreements for 6 office spaces expiring through January 2028. As of December 31, 2024, the Company recognized approximately RMB 1.6 million (USD 0.2 million) right of use (“ROU”) assets and same amount of lease liabilities based on the present value of the future minimum rental payments of leases, using an incremental borrowing rate of 7%, which is determined using an incremental borrowing rate with similar term in the PRC. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms are 1.5 years. The Company takes the short-term lease exemption for the lease agreements with a term of less than 1 year and expensed RMB 191,113 and nil during the years ended December 31, 2023 and 2024, respectively.

Operating lease expenses are allocated between the cost of revenue and selling, research and development, general, and administrative expenses. Long-term rent expenses for the years ended December 31, 2022, 2023 and 2024 was RMB 1,651,749, RMB 1,284,750 and RMB 1,139,743 (USD 160,039), respectively. Impairment of right of use assets amounted for the years ended December 31, 2022, 2023 and 2024 was RMB 151,041, nil and nil, respectively.

The five-year maturity of the Company’s operating lease obligations is presented below:

Twelve Months Ending December 31,	Operating Lease Amount
	RMB	USD
2025	848,214	117,997
2026	466,843	64,944
2027	243,281	33,844
2028	-	-
2029	-	-
Thereafter	-	-
Total lease payments	1,558,338	216,785
Less: Interest	58,167	8,092
Present value of lease liabilities	1,500,171	208,693